Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND INC
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000143747
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class A Shares
Trading Symbol	SOAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2025 through May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$90	1.64%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.64%
AssetsNet	$ 158,531,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 742,450
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$158,531,710 Number of Portfolio Holdings66 Advisory Fee $742,450 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.2%
Diversified Industrials	0.5%
Integrated Electric Utilities	1.4%
Electrical Power Equipment	3.4%
Money Market Funds	3.5%
Oilfield Services & Equipment	4.9%
Power Generation	5.2%
Integrated Oils	10.2%
Exploration & Production	13.8%
Refining & Marketing	18.3%
Midstream - Oil & Gas	41.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000167220
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Class C Shares
Trading Symbol	SACEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2025 through May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$131	2.39%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.39%
AssetsNet	$ 158,531,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 742,450
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$158,531,710 Number of Portfolio Holdings66 Advisory Fee $742,450 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.2%
Diversified Industrials	0.5%
Integrated Electric Utilities	1.4%
Electrical Power Equipment	3.4%
Money Market Funds	3.5%
Oilfield Services & Equipment	4.9%
Power Generation	5.2%
Integrated Oils	10.2%
Exploration & Production	13.8%
Refining & Marketing	18.3%
Midstream - Oil & Gas	41.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000218733
Shareholder Report [Line Items]
Fund Name	Spirit of America Energy Fund
Class Name	Institutional Shares
Trading Symbol	SAIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spirit of America Energy Fund (the "Fund") for the period of December 1, 2025 through May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.
Additional Information Phone Number	(516) 390-5565
Additional Information Website	funddocs.filepoint.com/soa/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	1.38%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.38%
AssetsNet	$ 158,531,710
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 742,450
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$158,531,710 Number of Portfolio Holdings66 Advisory Fee $742,450 Portfolio Turnover2%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.0%
Gas Utilities	0.2%
Diversified Industrials	0.5%
Integrated Electric Utilities	1.4%
Electrical Power Equipment	3.4%
Money Market Funds	3.5%
Oilfield Services & Equipment	4.9%
Power Generation	5.2%
Integrated Oils	10.2%
Exploration & Production	13.8%
Refining & Marketing	18.3%
Midstream - Oil & Gas	41.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.